Derivatives and Hedge Accounting Activities	Nov. 18, 2019
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivatives and Hedge Accounting Activities
Note 9. Derivatives and Hedge Accounting Activities
The Companies’ accounting policies, objectives and strategies for using derivative instruments are discussed in Note 2 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31,
2018, as updated in Current Report on Form 8-K, filed November 18, 2019. See Note 8 for further information about fair value measurements and associated valuation methods for derivatives.
Derivative assets and liabilities are presented gross on the Companies’ Consolidated Balance Sheets. Dominion Energy’s derivative contracts include both over-the-counter transactions and those that are executed on an exchange or other trading platform (exchange contracts) and centrally cleared. Virginia Power and Dominion Energy Gas’ derivative contracts include over-the-counter transactions. Over-the-counter contracts are bilateral contracts that are transacted directly with a third party. Exchange contracts utilize a financial intermediary, exchange, or clearinghouse to enter, execute, or clear the transactions. Certain over-the-counter and exchange contracts contain contractual rights of setoff through master netting arrangements, derivative clearing agreements, and contract default provisions. In addition, the contracts are subject to conditional rights of setoff through counterparty nonperformance, insolvency, or other conditions.
In general, most over-the-counter transactions and all exchange contracts are subject to collateral requirements. Types of collateral for over-the-counter and exchange contracts include cash, letters of credit, and in some cases other forms of security, none of which are subject to restrictions. Cash collateral is used in the table below to offset derivative assets and liabilities. Certain accounts receivable and accounts payable recognized on the Companies’ Consolidated Balance Sheets, as well as letters of credit and other forms of security, all of which are not included in the tables below, are subject to offset under master netting or similar arrangements and would reduce the net exposure. See Note 19 for further information regarding credit-related contingent features for the Companies’ derivative instruments.
Dominion Energy
Balance Sheet Presentation
The tables below present Dominion Energy’s derivative asset and liability balances by type of financial instrument, if the gross amounts recognized in its Consolidated Balance Sheets were netted with derivative instruments and cash collateral received or paid:

		September 30, 2019				December 31, 2018
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Assets Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Received	Net Amounts	Gross Assets Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Received	Net Amounts
(millions)
Commodity contracts:
Over-the-counter	$39	$18	$—	$21	$175	$12	$—	$163
Exchange	37	26	—	11	68	68	—	—
Interest rate contracts:
Over-the-counter	10	4	—	6	18	1	—	17
Foreign currency contracts:
Over-the-counter	3	3	—	—	26	2	—	24

Total derivatives, subject to a master netting or similar arrangement	$89	$51	$—	$38	$287	$83	$—	$204

(1)	Excludes $ 4 million and $ 7 million of derivative assets at September 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.

		September 30, 2019				December 31, 2018
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Liabilities Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Paid	Net Amounts	Gross Liabilities Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Paid	Net Amounts
(millions)
Commodity contracts:
Over-the-counter	$43	$18	$1	$24	$19	$12	$—	$7
Exchange	34	26	8	—	115	68	47	—
Interest rate contracts:
Over-the-counter	850	4	41	805	142	1	—	141
Foreign currency contracts:
Over-the-counter	4	3	—	1	2	2	—	—

Total derivatives, subject to a master netting or similar arrangement	$931	$51	$50	$830	$278	$83	$47	$148

(1)	Excludes $ 3 million and $ 1 million of derivative liabilities at September 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.
V
olumes
The following table presents the volume of Dominion Energy’s derivative activity at September 30, 2019. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of its long and short positions.

	Current	Noncurrent
Natural Gas (bcf):
Fixed price (1)	125	63
Basis	256	541
Electricity (MWh):
Fixed price	3,262,550	369,850
FTRs	74,936,524	—
NGLs (Gal)	17,892,000	—
Interest rate (2)	$850,000,000	$5,384,447,114
Foreign currency (2)(3)	$—	$280,000,000
(1)	Includes options.
(2)	Maturity is determined based on final settlement period.
(3)	Euro equivalent volumes are € 250,000,000 .
AOCI
The following table presents selected information related to gains (losses) on cash flow hedges included in AOCI in Dominion Energy’s Consolidated Balance Sheet at September 30, 2019:

	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term
(millions)
Commodities:
Gas	$(6)	$(5)	27 months
Electricity	9	8	15 months
Other	2	2	6 months
Interest rate	(512)	(49)	387 months
Foreign currency	5	(3)	81 months

Total	$(502)	$(47)

The amounts that will be reclassified from AOCI to earnings will generally be offset by the recognition of the hedged transactions (e.g., anticipated sales) in earnings, thereby achieving the realization of prices contemplated by the underlying risk management strategies and will vary from the expected amounts presented above as a result of changes in market prices, interest rates and foreign currency exchange rates.
Fair Value Hedges
For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings and presented in the same line item. Gains and losses on derivatives in fair value hedge relationships were immaterial for the three and nine months ended September 30, 2019 and 2018.
The following table presents the amounts recorded on the balance sheet related to cumulative basis adjustments for fair value hedges:

	Carrying Amount of the Hedged Asset (Liability) (1)		Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of the Hedged Assets (Liabilities) (2)
	September 30, 2019	December 31, 2018	September 30, 2019	December 31, 2018
(millions)
Long-term debt	$(1,156)	$(1,631)	$(6)	$20
(1)	Includes $(396) million and $(892) million related to discontinued hedging relationships at September 30, 2019 and December 31, 2018, respectively.
(2)	Includes $ 4 million and $ 8 million of hedging adjustments on discontinued hedging relationships at September 30, 2019 and December 31, 2018, respectively.
Fair Value and Gains and Losses on Derivative Instruments
The following table presents the fair values of Dominion Energy’s derivatives and where they are presented in its Consolidated Balance Sheets:

	Fair Value – Derivatives under Hedge Accounting	Fair Value – Derivatives not under Hedge Accounting	Total Fair Value
(millions)
September 30, 2019
ASSETS
Current Assets
Commodity	$18	$53	$71
Interest rate	2	—	2

Total current derivative assets (1)	20	53	73

Noncurrent Assets
Commodity	2	7	9
Interest rate	8	—	8
Foreign currency	3	—	3

Total noncurrent derivative assets (2)	13	7	20

Total derivative assets	$33	$60	$93

LIABILITIES
Current Liabilities
Commodity	$9	$50	$59
Interest rate	200	2	202
Foreign currency	4	—	4

Total current derivative liabilities (3)	213	52	265

Noncurrent Liabilities
Commodity	2	19	21
Interest rate	627	21	648

Total noncurrent derivative liabilities (4)	629	40	669

Total derivative liabilities	$842	$92	$934

December 31, 2018
ASSETS
Current Assets
Commodity	$55	$154	$209
Interest rate	14	—	14

Total current derivative assets (1)	69	154	223

Noncurrent Assets
Commodity	6	35	41
Interest rate	4	—	4
Foreign currency	26	—	26

Total noncurrent derivative assets (2)	36	35	71

Total derivative assets	$105	$189	$294

LIABILITIES
Current Liabilities
Commodity	$17	$112	$129
Interest rate	26	—	26
Foreign currency	2	—	2

Total current derivative liabilities (3)	45	112	157

Noncurrent Liabilities
Commodity	5	1	6
Interest rate	116	—	116

Total noncurrent derivative liabilities (4)	121	1	122

Total derivative liabilities	$166	$113	$279

(1)	Current derivative assets include amounts presented in assets held for sale in Dominion Energy’s Consolidated Balance Sheets.
(2)	Noncurrent derivative assets are presented in other deferred charges and other assets in Dominion Energy’s Consolidated Balance Sheets.
(3)
Current derivative liabilities include $
242
million and $
157
 million in other current liabilities at September 30, 2019 and December 31. 2018, respectively, with the remainder recorded in liabilities held for sale in Dominion Energy’s Consolidated Balance Sheets.

(4)	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy’s Consolidated Balance Sheets.
The following tables present the gains and losses on Dominion Energy’s derivatives, as well as where the associated activity is presented in its Consolidated Balance Sheets and Statements of Income.

Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives (1)	Amount of Gain (Loss) Reclassified From AOCI to Income	Increase (Decrease) in Derivatives Subject to Regulatory Treatment (2)
(millions)
Three Months Ended September 30, 2019
Derivative type and location of gains (losses):
Commodity:
Operating revenue		$35
Purchased gas		(2)

Total commodity	$(5)	$33	$—

Interest rate (3)	(124)	(14)	(190)
Foreign currency (4)	(15)	(12)	—

Total	$(144)	$7	$(190)

Three Months Ended September 30, 2018
Derivative type and location of gains (losses):
Commodity:
Operating revenue		$(26)

Total commodity	$(58)	$(26)	$—

Interest rate (3)	23	(12)	48
Foreign currency (4)	(1)	(2)	—

Total	$(36)	$(40)	$48

Nine Months Ended September 30, 2019
Derivative type and location of gains (losses):
Commodity:
Operating revenue		$127
Purchased gas		1

Total commodity	$96	$128	$—

Interest rate (3)	(350)	(37)	(405)
Foreign currency (4)	(24)	(14)	—

Total	$(278)	$77	$(405)

Nine Months Ended September 30, 2018
Derivative type and location of gains (losses):
Commodity:
Operating revenue		$(55)
Purchased gas		(2)
Electric fuel and other energy-related purchases		8

Total commodity	$(1)	$(49)	$—

Interest rate (3)	70	(36)	141
Foreign currency (4)	(1)	(10)	—

Total	$68	$(95)	$141

(1)	Amounts deferred into AOCI have no associated effect in Dominion Energy’s Consolidated Statements of Income.
(2)
Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy’s Consolidated Statements of Income.

(3)	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in interest and related charges.
(4)	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in other income.

Derivatives not designated as hedging instruments	Amount of Gain (Loss) Recognized in Income on Derivatives (1)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Derivative type and location of gains (losses):
Commodity:
Operating revenue	$7	$(5)	$37	$(8)
Purchased gas	(10)	1	(18)	5
Electric fuel and other energy-related purchases	(6)	(7)	(18)	(23)

Total	$(9)	$(11)	$1	$(26)

(1)
Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy’s Consolidated Statements of Income.

Virginia Power
Balance Sheet Presentation
The tables below present Virginia Power’s derivative asset and liability balances by type of financial instrument, if the gross amounts recognized in its Consolidated Balance Sheets were netted with derivative instruments and cash collateral received or paid:

		September 30, 2019				December 31, 2018
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Assets Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Received	Net Amounts	Gross Assets Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Received	Net Amounts
(millions)
Commodity contracts:
Over-the-counter	$17	$15	$—	$2	$64	$6	$—	$58
Interest rate contracts:
Over-the-counter	—	—	—	—	3	—	—	3

Total derivatives, subject to a master netting or similar arrangement	$17	$15	$—	$2	$67	$6	$—	$61

(1)	Excludes $3 million and $26 million of derivative assets at September 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.

		September 30, 2019				December 31, 2018
		Gross Amounts Not Offset in the Consolidated Balance Sheet				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Liabilities Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Paid	Net Amounts	Gross Liabilities Presented in the Consolidated Balance Sheet (1)	Financial Instruments	Cash Collateral Paid	Net Amounts
(millions)
Commodity contracts:
Over-the-counter	$16	$15	$—	$1	$6	$6	$—	$—
Interest rate contracts:
Over-the-counter	521	—	—	521	88	—	—	88

Total derivatives, subject to a master netting or similar arrangement	$537	$15	$—	$522	$94	$6	$—	$88

(1)	Excludes $17 million and $9 million of derivative liabilities at September 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.
Volumes
The following table presents the volume of Virginia Power’s derivative activity at September 30, 2019. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of its long and short positions.

	Current	Noncurrent
Natural Gas (bcf):
Fixed price (1)	44	16
Basis	151	472
Electricity (MWh):
FTRs	74,936,524	—
Interest rate (2)	$550,000,000	$1,200,000,000
(1)	Includes options.
(2)	Maturity is determined based on final settlement period.
AOCI
The following table presents selected information related to losses on cash flow hedges included in AOCI in Virginia Power’s Consolidated Balance Sheet at September 30, 2019:

	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term
(millions)
Interest rate	$(46)	$(1)	387 months

Total	$(46)	$(1)

The amounts that will be reclassified from AOCI to earnings will generally be offset by the recognition of the hedged transactions (e.g., interest payments) in earnings, thereby achieving the realization of interest rates contemplated by the underlying risk management strategies and will vary from the expected amounts presented above as a result of changes in interest rates.
Fair Value and Gains and Losses on Derivative Instruments
The following table presents the fair values of Virginia Power’s derivatives and where they are presented in its Consolidated Balance Sheets:

	Fair Value – Derivatives under Hedge Accounting	Fair Value – Derivatives not under Hedge Accounting	Total Fair Value
(millions)
September 30, 2019
ASSETS
Current Assets
Commodity	$—	$19	$19

Total current derivative assets (1)	—	19	19

Noncurrent Assets
Commodity	—	1	1

Total noncurrent derivative assets (2)	—	1	1

Total derivative assets	$—	$20	$20

LIABILITIES
Current Liabilities
Commodity	$—	$16	$16
Interest rate	149	—	149

Total current derivative liabilities	149	16	165

Noncurrent Liabilities
Commodity	—	17	17
Interest rate	372	—	372

Total noncurrent derivatives liabilities (3)	372	17	389

Total derivative liabilities	$521	$33	$554

December 31, 2018
ASSETS
Current Assets
Commodity	$—	$60	$60
Interest rate	3	—	3

Total current derivative assets (1)	3	60	63

Noncurrent Assets
Commodity	—	30	30

Total noncurrent derivative assets (2)	—	30	30

Total derivative assets	$3	$90	$93

LIABILITIES
Current Liabilities
Commodity	$—	$15	$15
Interest rate	10	—	10

Total current derivative liabilities	10	15	25

Noncurrent Liabilities
Interest rate	78	—	78

Total noncurrent derivatives liabilities (3)	78	—	78

Total derivative liabilities	$88	$15	$103

(1)	Current derivative assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
(2)	Noncurrent derivative assets are presented in other deferred charges and other assets in Virginia Power’s Consolidated Balance Sheets.
(3)	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Virginia Power’s Consolidated Balance Sheets.
The following tables present the gains and losses on Virginia Power’s derivatives, as well as where the associated activity is presented in its Consolidated Balance Sheets and Statements of Income:

Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives (1)	Amount of Gain (Loss) Reclassified From AOCI to Income	Increase (Decrease) in Derivatives Subject to Regulatory Treatment (2)
(millions)
Three Months Ended September 30, 2019
Derivative type and location of gains (losses):
Interest rate (3)	$(21)	$—	$(190)

Total	$(21)	$—	$(190)

Three Months Ended September 30, 2018
Derivative type and location of gains (losses):
Interest rate (3)	$4	$—	$48

Total	$4	$—	$48

Nine Months Ended September 30, 2019
Derivative type and location of gains (losses):
Interest rate (3)	$(45)	$(1)	$(408)

Total	$(45)	$(1)	$(408)

Nine Months Ended September 30, 2018
Derivative type and location of gains (losses):
Interest rate (3)	$13	$—	$141

Total	$13	$—	$141

(1)	Amounts deferred into AOCI have no associated effect in Virginia Power’s Consolidated Statements of Income.
(2)
Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power’s Consolidated Statements of Income.

(3)	Amounts recorded in Virginia Power’s Consolidated Statements of Income are classified in interest and related charges.

Derivatives not designated as hedging instruments	Amount of Gain (Loss) Recognized in Income on Derivatives (1)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Derivative type and location of gains (losses):
Commodity (2)	$(6)	$(9)	$(18)	$(12)

Total	$(6)	$(9)	$(18)	$(12)

(1)
Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power’s Consolidated Statements of Income.

(2)	Amounts recorded in Virginia Power’s Consolidated Statements of Income are classified in electric fuel and other energy-related purchases.
Dominion Energy Gas
Balance Sheet Presentation
The tables below present Dominion Energy Gas’ derivative asset and liability balances by type of financial instrument, if the gross amounts recognized in its Consolidated Balance Sheets were netted with derivative instruments and cash collateral received or paid:

		September 30, 2019 Gross Amounts Not Offset in the Consolidated Balance Sheet				December 31, 2018 Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Assets Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amounts	Gross Assets Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amounts
(millions)
Commodity contracts:
Over-the-counter	$2	$—	$—	$2	$3	$—	$—	$3
Interest rate contracts:
Over-the-counter	—	—	—	—	2	—	—	2
Foreign currency contracts:
Over-the-counter	3	3	—	—	26	2	—	24

Total derivatives, subject to a master netting or similar arrangement	$5	$3	$—	$2	$31	$2	$—	$29

		September 30, 2019 Gross Amounts Not Offset in the Consolidated Balance Sheet				December 31, 2018 Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Paid	Net Amounts	Gross Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Paid	Net Amounts
(millions)
Interest rate contracts:
Over-the-counter	$113	$—	$—	$113	$17	$—	$—	$17
Foreign currency contracts:
Over-the-counter	4	3	—	1	2	2	—	—

Total derivatives, subject to a master netting or similar arrangement	$117	$3	$—	$114	$19	$2	$—	$17

Volumes
The following table presents the volume of Dominion Energy Gas’ derivative activity at September 30, 2019. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of its long and short positions.

	Current	Noncurrent
NGLs (Gal)	17,892,000	—
Interest rate (1)	$300,000,000	$1,000,000,000
Foreign currency (1)(2)	$—	$280,000,000
(1)	Maturity is determined based on final settlement period.
(2)	Euro equivalent volumes are € 250,000,000.
AOCI
The following table presents selected information related to gains (losses) on cash flow hedges included in AOCI in Dominion Energy Gas’ Consolidated Balance Sheet at September 30, 2019:

	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After- Tax	Maximum Term
(millions)
Commodities:
NGLs	$2	$2	6 months
Interest rate	(108)	(7)	303 months
Foreign currency	5	(3)	81 months

Total	$(101)	$(8)

The amounts that will be reclassified from AOCI to earnings will generally be offset by the recognition of the hedged transactions (e.g., interest payments) in earnings, thereby achieving the realization of prices contemplated by the underlying risk management strategies and will vary from the expected amounts presented above as a result of changes in market prices, interest rates and foreign currency exchange rates.
Fair Value and Gains and Losses on Derivative Instruments
The following tables present the fair values of Dominion Energy Gas’ derivatives and where they are presented in its Consolidated Balance Sheets:

	Fair Value- Derivatives Under Hedge Accounting	Fair Value-Derivatives Not Under Hedge Accounting	Total Fair Value
(millions)
September 30, 2019
ASSETS
Current Assets
Commodity	$2	$—	$2

Total current derivative assets (1)	2	—	2

Noncurrent Assets
Foreign currency	3	—	3

Total noncurrent derivative assets (2)	3	—	3

Total derivative assets	$5	$—	$5

LIABILITIES
Current Liabilities
Interest rate	$47	$—	$47
Foreign currency	4	—	4

Total current derivative liabilities (3)	51	—	51

Noncurrent Liabilities
Interest rate	66	—	66

Total noncurrent derivative liabilities (4)	66	—	66

Total derivative liabilities	$117	$—	$117

December 31, 2018
ASSETS
Current Assets
Commodity	$3	$—	$3
Interest rate	2	—	2

Total current derivative assets (1)	5	—	5

Noncurrent Assets
Foreign currency	26	—	26

Total noncurrent derivative assets (2)	26	—	26

Total derivative assets	$31	$—	$31

LIABILITIES
Current Liabilities
Interest rate	$9	$—	$9
Foreign currency	2	—	2

Total current derivative liabilities (3)	11	—	11

Noncurrent Liabilities
Interest rate	8	—	8

Total noncurrent derivative liabilities (4)	8	—	8

Total derivative liabilities	$19	$—	$19

(1)
Current derivative assets include $2 million in other current assets at December 31, 2018, with the remainder recorded in current assets of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets. All current derivative assets are included in current assets of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets at September 30, 2019.

(2)	Noncurrent derivatives assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.
(3)	Current derivative liabilities are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
(4)	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
The following table presents the gains and losses on Dominion Energy Gas’ derivatives, as well as where the associated activity is presented in its Consolidated Balance Sheets and Statements of Income:

Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives (1)	Amount of Gain (Loss) Reclassified From AOCI to Income
(millions)
Three Months Ended September 30, 2019
Derivative Type and Location of Gains (Losses):
Commodity:
Net income from discontinued operations		$2

Total commodity	$1	$2

Interest rate (2)	(36)	(2)
Foreign currency (3)	(14)	(12)

Total	$(49)	$(12)

Three Months Ended September 30, 2018
Derivative Type and Location of Gains (Losses):
Commodity:
Net income from discontinued operations		$(3)

Total commodity	$(5)	$(3)

Interest rate (2)	12	(1)
Foreign currency (3)	(1)	(2)

Total	$6	$(6)

Nine Months Ended September 30, 2019
Derivative Type and Location of Gains (Losses):
Commodity:
Net income from discontinued operations		$4

Total commodity	$3	$4

Interest rate (2)	(96)	(3)
Foreign currency (3)	(24)	(14)

Total	$(117)	$(13)

Nine Months Ended September 30, 2018
Derivative Type and Location of Gains (Losses):
Commodity:
Net income from discontinued operations		$(8)

Total commodity	$(11)	$(8)

Interest rate (2)	9	(3)
Foreign currency (3)	(1)	(10)

Total	$(3)	$(21)

(1)	Amounts deferred into AOCI have no associated effect in Dominion Energy Gas’ Consolidated Statements of Income.
(2)	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in interest and related charges.
(3)	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in other income.